Goldman Sachs Small Cap Growth Fund Average Annual Total Returns - Class A C Inst Inv R6 Shares [Member]		12 Months Ended	60 Months Ended	62 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.11%	6.85%	8.28%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.74%	13.85%	14.82%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.63%	9.99%	11.13%
Performance Inception Date	Oct. 31, 2019
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.63%	8.65%	9.80%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.66%	7.41%	8.36%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		19.39%	10.41%	11.51%
Performance Inception Date	Oct. 31, 2019
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		21.66%	11.63%	12.75%
Performance Inception Date	Oct. 31, 2019
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		21.59%	11.52%	12.63%
Performance Inception Date	Oct. 31, 2019
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		21.57%	11.63%	12.75%
Performance Inception Date	Oct. 31, 2019